Going concern and risk management policies (Tables)	6 Months Ended
Jun. 30, 2020
Text block [abstract]
Committed Facilities
At 30 June 2020, the Group has access to £7.4 billion of
committed
facilities with maturity dates spread over the years 202
1
 to 2046 as illustrated below:

	Maturity by year
		2021	2022	2023	2024	2025+
	£m	£m	£m	£m	£m	£m
£ bonds £400m (2.875% ’46)	400.0					400.0
US bond $220m (5.625% ’43)	177.6					177.6
US bond $93m (5.125% ’42)	75.0					75.0
£ bonds £250m (3.75% ’32)	250.0					250.0
Eurobonds €600m (1.625% ’30)	545.0					545.0
Eurobonds €750m (2.375% ’27)	681.2					681.2
Eurobonds €750m (2.25% ’26)	681.2					681.2
Eurobonds €500m (1.375% ’25)	454.1					454.1
US bond $750m (3.75% ’24)	605.9				605.9
Bank revolver ($2,500m ‘24)	2,019.5				2,019.5
Eurobonds €750m (3.0% ’23)	681.2			681.2
US bond $500m (3.625% ’22)	403.9		403.9
Eurobonds €250m (3m EURIBOR + 0.45% ’22)	227.1		227.1
Bank revolver (A$420m ‘21)	233.8	233.8
Total committed facilities available	7,435.5	233.8	631.0	681.2	2,625.4	3,264.1
Drawn down facilities at 30 June 2020	5,291.9	109.7	631.0	681.2	605.9	3,264.1
Undrawn committed credit facilities	2,143.6